Other Financial Liabilities at Fair Value Through Profit or Loss - Summary of Other Financial Liabilities at Fair Value Through Profit or Loss (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Financial liabilities at fair value	£ 1,434	£ 1,713
US$30bn Euro Medium Term Note Programme
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Financial liabilities at fair value	102	159
Structured Notes Programmes
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Financial liabilities at fair value	805	809
Eurobonds
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Financial liabilities at fair value	150	137
Structured Deposits
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Financial liabilities at fair value	375	435
Collateral and associated financial guarantees
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Financial liabilities at fair value	2	173
Repurchase agreements - non trading
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Financial liabilities at fair value	£ 0	£ 0